Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
(in thousands)	June 30, 2021 (unaudited)	December 31, 2020 (unaudited)
Computer hardware, software and equipment	$5,893	$5,557
Leasehold improvements	2,184	2,186
Furniture and fixtures	272	271
	8,349	8,014
Less: accumulated depreciation	(7,385)	(7,022)
Property and equipment, net	$964	$992

	December 31,
	2020	2019
Computer hardware, software and equipment	$5,557,034	$5,039,545
Leasehold improvements	2,186,239	2,072,006
Furniture and fixtures	270,943	262,865
	8,014,216	7,374,416
Less: accumulated depreciation and amortization	(7,021,842)	(6,161,390)
	$992,374	$1,213,026